Derivatives and hedge accounting - Cash-flow hedges reclassified to profit or loss (Details) - Cash-flow hedges kr in Millions	12 Months Ended
Dec. 31, 2019 SEK (kr)
Cash-flow hedges reclassified to profit or loss during the year
Interest income	kr 8
Total	kr 8